Property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[1]	$ 3,036
Property, plant and equipment, end of period		7,574	$ 3,036	[1]
Property [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		30
Property, plant and equipment, end of period		56	30
Plant and Machinery [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		1,028
Property, plant and equipment, end of period		1,477	1,028
Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		360
Property, plant and equipment, end of period		1,110	360
Right-of-use Asset [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		1,618
Property, plant and equipment, end of period		4,931	1,618
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		4,362	1,846
Additions		5,923	578
Impact of IFRS 16			874
Acquired Assets			1,200
Disposals		(750)	(146)
Foreign exchange movement		436	10
Property, plant and equipment, end of period		9,971	4,362
Cost [Member] | Property [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		383	386
Additions		38	6
Impact of IFRS 16			0
Acquired Assets			0
Disposals		0	0
Foreign exchange movement		38	(9)
Property, plant and equipment, end of period		459	383
Cost [Member] | Plant and Machinery [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		1,432	1,039
Additions		527	253
Impact of IFRS 16			0
Acquired Assets			276
Disposals		0	(114)
Foreign exchange movement		93	(22)
Property, plant and equipment, end of period		2,052	1,432
Cost [Member] | Office Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		547	421
Additions		938	167
Impact of IFRS 16			0
Acquired Assets			0
Disposals		(372)	(32)
Foreign exchange movement		165	(9)
Property, plant and equipment, end of period		1,278	547
Cost [Member] | Right-of-use Asset [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		2,000	0
Additions		4,420	152
Impact of IFRS 16			874
Acquired Assets			924
Disposals		(378)	0
Foreign exchange movement		140	50
Property, plant and equipment, end of period		6,182	2,000
Accumulated amortization [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period		1,326	748
Depreciation, charge		1,297	698
Depreciation charge on disposals		(368)	(103)
Foreign exchange movement		142	(17)
Property, plant and equipment, end of period		2,397	1,326
Accumulated amortization [Member] | Property [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period		353	269
Depreciation, charge		15	90
Depreciation charge on disposals		0	0
Foreign exchange movement		35	(6)
Property, plant and equipment, end of period		403	353
Accumulated amortization [Member] | Plant and Machinery [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period		404	319
Depreciation, charge		134	162
Depreciation charge on disposals		0	(71)
Foreign exchange movement		37	(6)
Property, plant and equipment, end of period		575	404
Accumulated amortization [Member] | Office Equipment [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period		187	160
Depreciation, charge		209	64
Depreciation charge on disposals		(239)	(32)
Foreign exchange movement		11	(5)
Property, plant and equipment, end of period		168	187
Accumulated amortization [Member] | Right-of-use Asset [Member]
Accumulated amortization [Abstract]
Property, plant and equipment, beginning of period		382	0
Depreciation, charge		939	382
Depreciation charge on disposals		(129)	0
Foreign exchange movement		59	0
Property, plant and equipment, end of period		$ 1,251	$ 382

[1]	see Note 27